Deferred revenues	12 Months Ended
Dec. 31, 2022
Deferred Revenues
Deferred revenues

24.       Deferred revenues

	2022	2021

Deferred revenues	932,029	886,340

Prepaid services (i)	193,943	118,795
Government grants (ii)	860	11,184
Anticipated revenue	43,561	8,522
Deferred revenues on sale of towers (iii)	680,731	734,826
Contractual liabilities (iv)	12,934	13,013

Current portion	(265,417)	(197,179)
Non-current portion	666,612	689,161

(i)	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by customers.

(ii)	Referring to the release of resources related to the financing line with BNDES (Investment Support Program-BNDES PSI). The sum of grants granted by BNDES up to December 31, 2022 is R$ 203 million and the outstanding amount on December 31, 2022 is R$ 860 (R$ 11,184 on December 31, 2021). This amount is being amortized by the lifespan of the asset being financed and appropriated in the group of “other net revenues (expenses)” (Note 31).

(iii)	Referring to the amount of revenue to be appropriated by the sale of the towers (Note 17).

(iv)	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.

	2022	2021

Accounts receivable included in trade accounts receivable	2,182,403	2,051,120
Contractual assets	19,828	15,340
Contractual liabilities	(12,934)	(13,013)

The contracts with customers gave rise to the allocation of discounts under combined loyalty offers, where the discount may be given on equipment and / or service, generating a contractual asset or liability, respectively, depending on the nature of the offer in question.

Summary of the main variations in the year.

Contractual assets (liabilities)

Balance at January 1, 2022	2,326
Additions	12,188
Write-offs	(7,620)
Balance at December 31, 2022	6,894

Contractual assets (liabilities)

Balance at January 1, 2021	7,288
Additions	8,800
Write-offs	(13,761)
Balance at December 31, 2021	2,327

The balances of contractual assets and liabilities are expected to be realized according to the table below:

	2023	2024	2025
Contractual assets (liabilities)	7,210	(316)	-

The Company in line with paragraph 121 of IFRS 15, is not presenting the effects of information on customer contracts with terms of duration of less than 1 year.